Investment in Associates - Schedule of Investments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Investments [Abstract]
Beginning balance		$ 254
Cost of acquisition	7,501
Share of results of an associate	3	(54)
Loss of disposal of an associate		(100)
Consideration received		(50)
Consideration receivables transferred to other receivables		(50)
Ending balance	$ 7,504